FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA 6NY of TFLIC

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA 6NY of TFLIC (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

AB Large Cap Growth Class A Shares (1)	Janus Henderson - Global Research Institutional Shares (1)

AB Relative Value Class A Shares (1)	MFS® Growth Initial Class (1)

Alger Growth & Income Class I-2 Shares (1)	MFS® Investors Trust Initial Class (1)

BNY Mellon VIF Appreciation Initial Shares (1)	MFS® Research Initial Class (1)

BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)

Invesco V.I. High Yield Series I Shares (1)	TA BlackRock Government Money Market Initial Class (1)

Janus Henderson - Balanced Institutional Shares (1)	TA WMC US Growth Initial Class (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 6NY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 6NY of TFLIC indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 6NY of TFLIC as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	Janus Henderson - Global Research Institutional Shares
AB Relative Value Class A Shares	MFS® Growth Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Investors Trust Initial Class
BNY Mellon VIF Appreciation Initial Shares	MFS® Research Initial Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Invesco V.I. High Yield Series I Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Balanced Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 6NY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 6NY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA 6NY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	6,072.854	$340,207	$542,367	$(5)	$542,362	6,727	$80.623017	$80.623017
AB Relative Value Class A Shares	4,101.421	114,589	129,933	(1)	129,932	2,171	59.836353	59.836353
Alger Growth & Income Class I-2 Shares	10,578.830	176,677	352,381	-	352,381	5,132	68.659795	68.659795
BNY Mellon VIF Appreciation Initial Shares	7,631.955	278,075	278,490	(1)	278,489	4,770	58.380504	58.380504
BNY Mellon VIF Opportunistic Small Cap Initial Shares	271.905	12,184	11,844	-	11,844	382	30.984047	30.984047
Invesco V.I. High Yield Series I Shares	2,203.746	11,385	10,512	-	10,512	7,066	1.487609	1.487609
Janus Henderson - Balanced Institutional Shares	3,278.976	114,343	167,949	-	167,949	2,509	66.951448	66.951448
Janus Henderson - Global Research Institutional Shares	2,862.993	116,834	207,853	4	207,857	4,742	43.829150	43.829150
MFS® Growth Initial Class	1,353.231	74,703	99,205	2	99,207	1,143	86.764308	86.764308
MFS® Investors Trust Initial Class	1,829.429	50,905	72,702	-	72,702	1,438	50.540285	50.540285
MFS® Research Initial Class	2,604.102	75,353	92,680	(2)	92,678	1,595	58.095417	58.095417
MS VIF Global Strategist Class I Shares	4,871.389	43,418	44,865	-	44,865	2,174	20.633120	20.633120
TA BlackRock Government Money Market Initial Class	53,102.550	53,103	53,103	(2)	53,101	45,450	1.168366	1.168366
TA WMC US Growth Initial Class	8,236.148	273,339	346,412	2	346,414	3,562	97.242149	97.242149

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class A Shares	$542,362	$-	$542,362
AB Relative Value Class A Shares	129,932	-	129,932
Alger Growth & Income Class I-2 Shares	352,381	-	352,381
BNY Mellon VIF Appreciation Initial Shares	278,489	-	278,489
BNY Mellon VIF Opportunistic Small Cap Initial Shares	11,844	-	11,844
Invesco V.I. High Yield Series I Shares	10,512	-	10,512
Janus Henderson - Balanced Institutional Shares	167,949	-	167,949
Janus Henderson - Global Research Institutional Shares	207,857	-	207,857
MFS® Growth Initial Class	99,207	-	99,207
MFS® Investors Trust Initial Class	72,702	-	72,702
MFS® Research Initial Class	92,678	-	92,678
MS VIF Global Strategist Class I Shares	44,865	-	44,865
TA BlackRock Government Money Market Initial Class	50,925	2,176	53,101
TA WMC US Growth Initial Class	346,414	-	346,414

See accompanying notes.	6

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2022:	$423,156	$111,816	$251,556	$221,548

Investment Income:
Reinvested Dividends	-	1,648	3,835	1,735
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,758	1,489	3,653	3,226
Net Investment Income (Loss)	(5,758)	159	182	(1,491)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,749	8,664	8,790	20,312
Realized Gain (Loss) on Investments	77,358	1,844	4,432	(2,930)
Net Realized Capital Gains (Losses) on Investments	103,107	10,508	13,222	17,382
Net Change in Unrealized Appreciation (Depreciation)	30,404	515	42,032	26,715
Net Gain (Loss) on Investment	133,511	11,023	55,254	44,097

Net Increase (Decrease) in Net Assets Resulting from Operations	127,753	11,182	55,436	42,606

Increase (Decrease) in Net Assets from Contract Transactions	(110,873)	(5,386)	(3,586)	(3,227)

Total Increase (Decrease) in Net Assets	16,880	5,796	51,850	39,379

Net Assets as of December 31, 2023:	$440,036	$117,612	$303,406	$260,927

Investment Income:
Reinvested Dividends	277	1,863	1,959	1,172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,811	1,722	4,474	3,735
Net Investment Income (Loss)	(6,534)	141	(2,515)	(2,563)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,525	4,425	1,189	20,023
Realized Gain (Loss) on Investments	5,760	926	12,393	(3,592)
Net Realized Capital Gains (Losses) on Investments	26,285	5,351	13,582	16,431
Net Change in Unrealized Appreciation (Depreciation)	83,794	7,968	51,467	15,416
Net Gain (Loss) on Investment	110,079	13,319	65,049	31,847

Net Increase (Decrease) in Net Assets Resulting from Operations	103,545	13,460	62,534	29,284

Increase (Decrease) in Net Assets from Contract Transactions	(1,219)	(1,140)	(13,559)	(11,722)

Total Increase (Decrease) in Net Assets	102,326	12,320	48,975	17,562

Net Assets as of December 31, 2024:	$542,362	$129,932	$352,381	$278,489

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2022:	$10,642	$9,197	$247,799	$147,260

Investment Income:
Reinvested Dividends	36	505	3,184	1,515
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146	127	2,674	2,178
Net Investment Income (Loss)	(110)	378	510	(663)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	240	-	-	4,576
Realized Gain (Loss) on Investments	-	(17)	45,247	3,278
Net Realized Capital Gains (Losses) on Investments	240	(17)	45,247	7,854
Net Change in Unrealized Appreciation (Depreciation)	705	440	(18,574)	29,124
Net Gain (Loss) on Investment	945	423	26,673	36,978

Net Increase (Decrease) in Net Assets Resulting from Operations	835	801	27,183	36,315

Increase (Decrease) in Net Assets from Contract Transactions	(2)	1	(114,388)	(4,472)

Total Increase (Decrease) in Net Assets	833	802	(87,205)	31,843

Net Assets as of December 31, 2023:	$11,475	$9,999	$160,594	$179,103

Investment Income:
Reinvested Dividends	79	592	3,355	1,494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157	139	2,235	2,696
Net Investment Income (Loss)	(78)	453	1,120	(1,202)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	6,276
Realized Gain (Loss) on Investments	9	(23)	7,083	7,636
Net Realized Capital Gains (Losses) on Investments	9	(23)	7,083	13,912
Net Change in Unrealized Appreciation (Depreciation)	438	200	13,162	25,999
Net Gain (Loss) on Investment	447	177	20,245	39,911

Net Increase (Decrease) in Net Assets Resulting from Operations	369	630	21,365	38,709

Increase (Decrease) in Net Assets from Contract Transactions	-	(117)	(14,010)	(9,955)

Total Increase (Decrease) in Net Assets	369	513	7,355	28,754

Net Assets as of December 31, 2024:	$11,844	$10,512	$167,949	$207,857

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Global Strategist Class I Shares Subaccount

Net Assets as of December 31, 2022:	$61,078	$55,516	$70,509	$37,595

Investment Income:
Reinvested Dividends	-	417	396	659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	957	771	1,024	529
Net Investment Income (Loss)	(957)	(354)	(628)	130

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,638	3,209	4,185	-
Realized Gain (Loss) on Investments	317	1,273	174	(38)
Net Realized Capital Gains (Losses) on Investments	5,955	4,482	4,359	(38)
Net Change in Unrealized Appreciation (Depreciation)	15,757	5,196	10,929	4,627
Net Gain (Loss) on Investment	21,712	9,678	15,288	4,589

Net Increase (Decrease) in Net Assets Resulting from Operations	20,755	9,324	14,660	4,719

Increase (Decrease) in Net Assets from Contract Transactions	(138)	(2,406)	(12)	-

Total Increase (Decrease) in Net Assets	20,617	6,918	14,648	4,719

Net Assets as of December 31, 2023:	$81,695	$62,434	$85,157	$42,314

Investment Income:
Reinvested Dividends	-	484	533	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,258	933	1,215	595
Net Investment Income (Loss)	(1,258)	(449)	(682)	(595)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,050	4,927	5,126	-
Realized Gain (Loss) on Investments	3,368	820	2,262	26
Net Realized Capital Gains (Losses) on Investments	10,418	5,747	7,388	26
Net Change in Unrealized Appreciation (Depreciation)	14,460	5,769	7,566	3,120
Net Gain (Loss) on Investment	24,878	11,516	14,954	3,146

Net Increase (Decrease) in Net Assets Resulting from Operations	23,620	11,067	14,272	2,551

Increase (Decrease) in Net Assets from Contract Transactions	(6,108)	(799)	(6,751)	-

Total Increase (Decrease) in Net Assets	17,512	10,268	7,521	2,551

Net Assets as of December 31, 2024:	$99,207	$72,702	$92,678	$44,865

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$25,284	$312,441

Investment Income:
Reinvested Dividends	4,790	98
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,312	3,986
Net Investment Income (Loss)	3,478	(3,888)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,929
Realized Gain (Loss) on Investments	-	48,299
Net Realized Capital Gains (Losses) on Investments	-	55,228
Net Change in Unrealized Appreciation (Depreciation)	-	57,940
Net Gain (Loss) on Investment	-	113,168

Net Increase (Decrease) in Net Assets Resulting from Operations	3,478	109,280

Increase (Decrease) in Net Assets from Contract Transactions	22,633	(141,944)

Total Increase (Decrease) in Net Assets	26,111	(32,664)

Net Assets as of December 31, 2023:	$51,395	$279,777

Investment Income:
Reinvested Dividends	2,569	35
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703	4,292
Net Investment Income (Loss)	1,866	(4,257)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	28,836
Realized Gain (Loss) on Investments	-	5,748
Net Realized Capital Gains (Losses) on Investments	-	34,584
Net Change in Unrealized Appreciation (Depreciation)	-	44,949
Net Gain (Loss) on Investment	-	79,533

Net Increase (Decrease) in Net Assets Resulting from Operations	1,866	75,276

Increase (Decrease) in Net Assets from Contract Transactions	(160)	(8,639)

Total Increase (Decrease) in Net Assets	1,706	66,637

Net Assets as of December 31, 2024:	$53,101	$346,414

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA 6NY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:

AB Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Portfolio Class A Shares

AB Relative Value Class A Shares	AllianceBernstein Relative Value Portfolio Class A Shares

The Alger Portfolios:	The Alger Portfolios:

Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares

BNY Mellon Variable Investment Fund:	BNY Mellon Variable Investment Fund:

BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares

BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:	Janus Aspen Series:

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares

Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares

MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:

MFS® Growth Initial Class	MFS® Growth Series Initial Class

MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class

MFS® Research Initial Class	MFS® Research Series Initial Class

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.

MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares

Transamerica Series Trust:	Transamerica Series Trust:

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

11

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class A Shares	$20,802	$8,029
AB Relative Value Class A Shares	6,288	2,862
Alger Growth & Income Class I-2 Shares	3,148	18,033
BNY Mellon VIF Appreciation Initial Shares	21,196	15,457
BNY Mellon VIF Opportunistic Small Cap Initial Shares	79	157
Invesco V.I. High Yield Series I Shares	592	256
Janus Henderson - Balanced Institutional Shares	3,355	16,245
Janus Henderson - Global Research Institutional Shares	7,770	12,651
MFS® Growth Initial Class	7,050	7,366
MFS® Investors Trust Initial Class	5,411	1,732
MFS® Research Initial Class	5,659	7,965
MS VIF Global Strategist Class I Shares	-	595
TA BlackRock Government Money Market Initial Class	2,712	1,004
TA WMC US Growth Initial Class	28,871	12,932

13

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class A Shares	-	(18)	(18)	-	(1,903)	(1,903)
AB Relative Value Class A Shares	-	(21)	(21)	-	(111)	(111)
Alger Growth & Income Class I-2 Shares	-	(216)	(216)	-	(74)	(74)
BNY Mellon VIF Appreciation Initial Shares	-	(204)	(204)	-	(67)	(67)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	-	-
Invesco V.I. High Yield Series I Shares	-	(78)	(78)	-	-	-
Janus Henderson - Balanced Institutional Shares	-	(223)	(223)	-	(2,068)	(2,068)
Janus Henderson - Global Research Institutional Shares	-	(240)	(240)	-	(143)	(143)
MFS® Growth Initial Class	-	(78)	(78)	-	(3)	(3)
MFS® Investors Trust Initial Class	-	(19)	(19)	-	(64)	(64)
MFS® Research Initial Class	-	(124)	(124)	-	-	-
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	125	(262)	(137)	351,449	(329,067)	22,382
TA WMC US Growth Initial Class	-	(100)	(100)	-	(2,071)	(2,071)

14

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$-	$(1,219)	$(1,219)	$-	$(110,873)	$(110,873)
AB Relative Value Class A Shares	-	(1,140)	(1,140)	-	(5,386)	(5,386)
Alger Growth & Income Class I-2 Shares	-	(13,559)	(13,559)	-	(3,586)	(3,586)
BNY Mellon VIF Appreciation Initial Shares	-	(11,722)	(11,722)	-	(3,227)	(3,227)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	-	-	-	(2)	(2)
Invesco V.I. High Yield Series I Shares	-	(117)	(117)	-	1	1
Janus Henderson - Balanced Institutional Shares	-	(14,010)	(14,010)	-	(114,388)	(114,388)
Janus Henderson - Global Research Institutional Shares	-	(9,955)	(9,955)	-	(4,472)	(4,472)
MFS® Growth Initial Class	-	(6,108)	(6,108)	-	(138)	(138)
MFS® Investors Trust Initial Class	-	(799)	(799)	-	(2,406)	(2,406)
MFS® Research Initial Class	-	(6,751)	(6,751)	-	(12)	(12)
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	143	(303)	(160)	388,337	(365,704)	22,633
TA WMC US Growth Initial Class	-	(8,639)	(8,639)	-	(141,944)	(141,944)

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class A Shares
12/31/2024	6,727	$80.62	to	$80.62	$542,362	0.05%	1.35%	to	1.35%	23.58%	to	23.58%
12/31/2023	6,745	65.24	to	65.24	440,036	-	1.35	to	1.35	33.33	to	33.33
12/31/2022	8,648	48.93	to	48.93	423,156	-	1.35	to	1.35	(29.46)	to	(29.46)
12/31/2021	8,674	69.37	to	69.37	601,649	-	1.35	to	1.35	27.26	to	27.26
12/31/2020	8,753	54.51	to	54.51	477,098	-	1.35	to	1.35	33.68	to	33.68
AB Relative Value Class A Shares
12/31/2024	2,171	59.84	to	59.84	129,932	1.46	1.35	to	1.35	11.51	to	11.51
12/31/2023	2,192	53.66	to	53.66	117,612	1.48	1.35	to	1.35	10.54	to	10.54
12/31/2022	2,303	48.54	to	48.54	111,816	1.42	1.35	to	1.35	(5.47)	to	(5.47)
12/31/2021	2,329	51.35	to	51.35	119,589	0.81	1.35	to	1.35	26.45	to	26.45
12/31/2020	2,419	40.61	to	40.61	98,223	1.17	1.35	to	1.35	1.35	to	1.35
Alger Growth & Income Class I-2 Shares
12/31/2024	5,132	68.66	to	68.66	352,381	0.59	1.35	to	1.35	21.02	to	21.02
12/31/2023	5,348	56.73	to	56.73	303,406	1.40	1.35	to	1.35	22.28	to	22.28
12/31/2022	5,422	46.39	to	46.39	251,556	1.42	1.35	to	1.35	(16.11)	to	(16.11)
12/31/2021	5,650	55.30	to	55.30	312,452	1.15	1.35	to	1.35	29.91	to	29.91
12/31/2020	5,881	42.57	to	42.57	250,364	1.41	1.35	to	1.35	13.35	to	13.35
BNY Mellon VIF Appreciation Initial Shares
12/31/2024	4,770	58.38	to	58.38	278,489	0.42	1.35	to	1.35	11.30	to	11.30
12/31/2023	4,974	52.46	to	52.46	260,927	0.72	1.35	to	1.35	19.36	to	19.36
12/31/2022	5,041	43.95	to	43.95	221,548	0.67	1.35	to	1.35	(19.15)	to	(19.15)
12/31/2021	5,281	54.36	to	54.36	287,071	0.44	1.35	to	1.35	25.44	to	25.44
12/31/2020	5,463	43.33	to	43.33	236,755	0.78	1.35	to	1.35	22.04	to	22.04
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	382	30.98	to	30.98	11,844	0.68	1.35	to	1.35	3.22	to	3.22
12/31/2023	382	30.02	to	30.02	11,475	0.33	1.35	to	1.35	7.83	to	7.83
12/31/2022	382	27.84	to	27.84	10,642	-	1.35	to	1.35	(17.73)	to	(17.73)
12/31/2021	382	33.84	to	33.84	12,935	0.11	1.35	to	1.35	14.91	to	14.91
12/31/2020	382	29.45	to	29.45	11,257	0.77	1.35	to	1.35	18.30	to	18.30
Invesco V.I. High Yield Series I Shares
12/31/2024	7,066	1.49	to	1.49	10,512	5.75	1.35	to	1.35	6.29	to	6.29
12/31/2023	7,144	1.40	to	1.40	9,999	5.32	1.35	to	1.35	8.71	to	8.71
12/31/2022	7,144	1.29	to	1.29	9,197	4.68	1.35	to	1.35	(10.76)	to	(10.76)
12/31/2021	7,144	1.44	to	1.44	10,306	4.77	1.35	to	1.35	2.99	to	2.99
12/31/2020	7,144	1.40	to	1.40	10,007	6.04	1.35	to	1.35	1.94	to	1.94
Janus Henderson - Balanced Institutional Shares
12/31/2024	2,509	66.95	to	66.95	167,949	2.02	1.35	to	1.35	13.88	to	13.88
12/31/2023	2,732	58.79	to	58.79	160,594	1.60	1.35	to	1.35	13.88	to	13.88
12/31/2022	4,800	51.62	to	51.62	247,799	1.40	1.35	to	1.35	(17.51)	to	(17.51)
12/31/2021	5,027	62.59	to	62.59	314,588	1.12	1.35	to	1.35	15.63	to	15.63
12/31/2020	5,187	54.12	to	54.12	280,758	2.42	1.35	to	1.35	12.79	to	12.79
Janus Henderson - Global Research Institutional Shares
12/31/2024	4,742	43.83	to	43.83	207,857	0.75	1.35	to	1.35	21.93	to	21.93
12/31/2023	4,982	35.95	to	35.95	179,103	0.93	1.35	to	1.35	25.09	to	25.09
12/31/2022	5,125	28.74	to	28.74	147,260	1.63	1.35	to	1.35	(20.48)	to	(20.48)
12/31/2021	5,406	36.14	to	36.14	195,354	0.52	1.35	to	1.35	16.52	to	16.52
12/31/2020	5,699	31.02	to	31.02	176,770	0.79	1.35	to	1.35	18.46	to	18.46

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
12/31/2024	1,143	$86.76	to	$86.76	$99,207	-%	1.35%	to	1.35%	29.71%	to	29.71%
12/31/2023	1,221	66.89	to	66.89	81,695	-	1.35	to	1.35	34.06	to	34.06
12/31/2022	1,224	49.90	to	49.90	61,078	-	1.35	to	1.35	(32.54)	to	(32.54)
12/31/2021	1,303	73.97	to	73.97	96,390	-	1.35	to	1.35	21.89	to	21.89
12/31/2020	1,360	60.69	to	60.69	82,511	-	1.35	to	1.35	30.10	to	30.10
MFS® Investors Trust Initial Class
12/31/2024	1,438	50.54	to	50.54	72,702	0.70	1.35	to	1.35	17.92	to	17.92
12/31/2023	1,457	42.86	to	42.86	62,434	0.72	1.35	to	1.35	17.40	to	17.40
12/31/2022	1,521	36.51	to	36.51	55,516	0.68	1.35	to	1.35	(17.60)	to	(17.60)
12/31/2021	1,546	44.30	to	44.30	68,514	0.61	1.35	to	1.35	25.12	to	25.12
12/31/2020	1,624	35.41	to	35.41	57,515	0.64	1.35	to	1.35	12.35	to	12.35
MFS® Research Initial Class
12/31/2024	1,595	58.10	to	58.10	92,678	0.59	1.35	to	1.35	17.28	to	17.28
12/31/2023	1,719	49.54	to	49.54	85,157	0.52	1.35	to	1.35	20.79	to	20.79
12/31/2022	1,719	41.01	to	41.01	70,509	0.49	1.35	to	1.35	(18.31)	to	(18.31)
12/31/2021	1,845	50.20	to	50.20	92,625	0.54	1.35	to	1.35	23.14	to	23.14
12/31/2020	1,934	40.77	to	40.77	78,828	0.86	1.35	to	1.35	15.04	to	15.04
MS VIF Global Strategist Class I Shares
12/31/2024	2,174	20.63	to	20.63	44,865	-	1.35	to	1.35	6.03	to	6.03
12/31/2023	2,174	19.46	to	19.46	42,314	1.67	1.35	to	1.35	12.55	to	12.55
12/31/2022	2,174	17.29	to	17.29	37,595	-	1.35	to	1.35	(18.05)	to	(18.05)
12/31/2021	2,174	21.10	to	21.10	45,873	1.83	1.35	to	1.35	6.92	to	6.92
12/31/2020	2,174	19.73	to	19.73	42,903	1.47	1.35	to	1.35	9.44	to	9.44
TA BlackRock Government Money Market Initial Class
12/31/2024	45,450	1.17	to	1.17	53,101	4.92	1.35	to	1.35	3.63	to	3.63
12/31/2023	45,587	1.13	to	1.13	51,395	4.91	1.35	to	1.35	3.47	to	3.47
12/31/2022	23,205	1.09	to	1.09	25,284	1.45	1.35	to	1.35	0.06	to	0.06
12/31/2021	21,001	1.09	to	1.09	22,870	0.00	1.35	to	1.35	(1.32)	to	(1.32)
12/31/2020	21,014	1.10	to	1.10	23,191	0.36	1.35	to	1.35	(1.05)	to	(1.05)
TA WMC US Growth Initial Class
12/31/2024	3,562	97.24	to	97.24	346,414	0.01	1.35	to	1.35	27.27	to	27.27
12/31/2023	3,662	76.41	to	76.41	279,777	0.03	1.35	to	1.35	40.20	to	40.20
12/31/2022	5,733	54.50	to	54.50	312,441	-	1.35	to	1.35	(32.26)	to	(32.26)
12/31/2021	5,830	80.46	to	80.46	469,076	0.08	1.35	to	1.35	19.06	to	19.06
12/31/2020	5,900	67.58	to	67.58	398,707	0.11	1.35	to	1.35	35.47	to	35.47

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.